SIGNIFICANT ACCOUNTING POLICIES - FOREIGN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.0530	1.1827	1.1422
Closing exchange rate (per Euro)	1.0666	1.1326	1.2271
Pound Sterling
Currency [Line Items]
Average exchange rate (per Euro)	0.8528	0.8596	0.8897
Closing exchange rate (per Euro)	0.8869	0.8403	0.8990
Swiss Franc
Currency [Line Items]
Average exchange rate (per Euro)	1.0047	1.0811	1.0705
Closing exchange rate (per Euro)	0.9847	1.0331	1.0802
Japanese Yen
Currency [Line Items]
Average exchange rate (per Euro)	138.0274	129.8767	121.8458
Closing exchange rate (per Euro)	140.6600	130.3800	126.4900
Chinese Yuan
Currency [Line Items]
Average exchange rate (per Euro)	7.0788	7.6282	7.8747
Closing exchange rate (per Euro)	7.3582	7.1947	8.0225
Australian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5167	1.5749	1.6549
Closing exchange rate (per Euro)	1.5693	1.5615	1.5896
Canadian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.3695	1.4826	1.5300
Closing exchange rate (per Euro)	1.4440	1.4393	1.5633
Singapore Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.4512	1.5891	1.5742
Closing exchange rate (per Euro)	1.4300	1.5279	1.6218
Hong Kong Dollar
Currency [Line Items]
Average exchange rate (per Euro)	8.2451	9.1932	8.8587
Closing exchange rate (per Euro)	8.3163	8.8333	9.5142